Prepaid Shared-Based Payment - Schedule of Prepaid Shared-Based Payment (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Prepaid Shared-Based Payment [Abstract]
Prepaid shared-based payment	$ 16,257,220
Total	16,257,220
Prepaid shared-based payment, current	4,021,920
Prepaid shared-based payment, non-current	$ 12,235,300